Land Use Rights, Net	12 Months Ended
May 31, 2019
Text Block [Abstract]
Land Use Rights, Net
9.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Land use rights	5,315	7,955
Less: accumulated amortization	(1,417)	(1,680)
Exchange differences	(113)	130

Land use rights, net	3,785	6,405

Amortization expenses for land use rights for the years ended May 31, 2017, 2018 and 2019 were US$106, US$110 and US$263, respectively. The Group expects to recognize US$837 in amortization expense for each of the next five years and US$5,568 thereafter.